Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Allocation of Plan Assets

Allocation of Plan Assets	2022 Target Allocation
(weighted average %)		2022	2021
Equities	47	48	48
Fixed income	46	43	45
Real estate	6	8	6
Cash and other	1	1	1
	100	100	100

Fair Value of Plan Assets

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2022
Equities	666	1,005	—	1,671
Fixed income	199	1,289	—	1,488
Real estate	—	—	264	264
Private equities	—	—	18	18
Cash and other	5	22	—	27
	870	2,316	282	3,468

2021
Equities	749	1,271	—	2,020
Fixed income	219	1,642	—	1,861
Real estate	—	—	235	235
Private equities	—	—	21	21
Cash and other	10	15	—	25
	978	2,928	256	4,162
(1)    See Note 25 for a description of the fair value hierarchy.

Schedule of Level 3 Changes in Plan Assets
The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

($ millions)	2022	2021
Balance, beginning of year	256	224
Return on plan assets	28	32
Foreign currency translation	3	—
Purchases, sales and settlements	(5)	—
Balance, end of year	282	256

Schedule of Amounts Recognized in Balance Sheet

Funded Status	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2022	2021	2022	2021
Change in benefit obligation (1)
Balance, beginning of year	3,922	3,995	747	789
Service costs	106	109	35	35
Employee contributions	18	18	3	2
Interest costs	114	98	21	19
Benefits paid	(195)	(170)	(29)	(25)
Actuarial gains	(1,026)	(111)	(225)	(70)
Past service costs (credits)/plan amendments	—	(2)	1	—
Foreign currency translation	124	(15)	29	(3)
Balance, end of year (2)	3,063	3,922	582	747

Change in value of plan assets
Balance, beginning of year	3,722	3,528	440	391
Actual return on plan assets	(651)	291	(77)	48
Benefits paid	(187)	(158)	(24)	(21)
Employee contributions	18	18	3	2
Employer contributions	54	55	19	22
Foreign currency translation	123	(12)	28	(2)
Balance, end of year	3,079	3,722	389	440

Funded status	16	(200)	(193)	(307)

Balance sheet presentation
Other assets (Note 9)	188	204	86	55
Other current liabilities (Note 13)	(15)	(13)	(13)	(13)
Other liabilities (Note 16)	(157)	(391)	(266)	(349)
	16	(200)	(193)	(307)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $2,818 million as at December 31, 2022 (2021 - $3,586 million).

Schedule of Funded Status

Funded Status	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2022	2021	2022	2021
Change in benefit obligation (1)
Balance, beginning of year	3,922	3,995	747	789
Service costs	106	109	35	35
Employee contributions	18	18	3	2
Interest costs	114	98	21	19
Benefits paid	(195)	(170)	(29)	(25)
Actuarial gains	(1,026)	(111)	(225)	(70)
Past service costs (credits)/plan amendments	—	(2)	1	—
Foreign currency translation	124	(15)	29	(3)
Balance, end of year (2)	3,063	3,922	582	747

Change in value of plan assets
Balance, beginning of year	3,722	3,528	440	391
Actual return on plan assets	(651)	291	(77)	48
Benefits paid	(187)	(158)	(24)	(21)
Employee contributions	18	18	3	2
Employer contributions	54	55	19	22
Foreign currency translation	123	(12)	28	(2)
Balance, end of year	3,079	3,722	389	440

Funded status	16	(200)	(193)	(307)

Balance sheet presentation
Other assets (Note 9)	188	204	86	55
Other current liabilities (Note 13)	(15)	(13)	(13)	(13)
Other liabilities (Note 16)	(157)	(391)	(266)	(349)
	16	(200)	(193)	(307)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $2,818 million as at December 31, 2022 (2021 - $3,586 million).

Schedule of Net Benefit Costs

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2022	2021	2022	2021
Service costs	106	109	35	35
Interest costs	114	98	21	19
Expected return on plan assets	(194)	(177)	(23)	(19)
Amortization of actuarial losses (gains)	4	36	(10)	(2)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(1)
Regulatory adjustments	(10)	(1)	4	3
	19	64	26	35
(1)    The non-service benefit cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2022	2021	2022	2021
Unamortized net actuarial losses (gains)	9	33	(11)	(5)
Unamortized past service costs	1	1	7	7
Income tax (recovery) expense	(2)	(8)	1	—
Accumulated other comprehensive income	8	26	(3)	2

Net actuarial losses (gains)	103	260	(195)	(81)
Past service credits	(4)	(5)	(4)	(6)
Other regulatory deferrals	(6)	10	7	14
	93	265	(192)	(73)

Regulatory assets (Note 8)	207	376	—	12
Regulatory liabilities (Note 8)	(114)	(111)	(192)	(85)
Net regulatory assets (liabilities)	93	265	(192)	(73)

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory liabilities.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2022	2021	2022	2021
Current year net actuarial gains	(23)	(10)	(6)	(4)
Amortization of actuarial losses	1	1	—	—
Foreign currency translation	(2)	—	—	—
Income tax expense	6	2	1	1
Total recognized in comprehensive income	(18)	(7)	(5)	(3)

Current year net actuarial gains	(155)	(220)	(118)	(95)
Past service cost/plan amendments	—	—	1	—
Amortization of actuarial (losses) gains	(6)	(35)	10	2
Amortization of past service credits	1	2	1	2
Foreign currency translation	4	(2)	(6)	—
Regulatory adjustments	(16)	(3)	(7)	(4)
Total recognized in regulatory liabilities	(172)	(258)	(119)	(95)

Schedule of Assumptions Used

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2022	2021	2022	2021
Discount rate during the year (1)	2.97	2.60	2.97	2.60
Discount rate as at December 31	5.27	3.00	5.36	2.97
Expected long-term rate of return on plan assets (2)	5.87	5.40	5.00	4.88
Rate of compensation increase	3.33	3.30	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.48	4.49
(1)ITC and UNS Energy use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2023 weighted average health care cost trend rate is 6.17% and is assumed to decrease over the next 12 years to the weighted average ultimate health care cost trend rate of 4.48% in 2034 and thereafter
Schedule of Expected Benefit Payments

Expected Benefit Payments	Defined Benefit	OPEB
($ millions)	Pension Payments	Payments
2023	$177	$30
2024	183	32
2025	190	33
2026	197	35
2027	203	35
2028-2032	1,094	191